SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
SHARE CAPITAL

On February 6, 2013, we received regulatory approval allowing us to purchase for cancellation up to 1,529,687 of our common shares by a normal course issuer bid (“the Bid”) on the Toronto Stock Exchange and NASDAQ Global Market.  The Bid commenced on February 14, 2013 and terminated on February 13, 2014.  During the year ended December 31, 2013, we purchased 510,439 common shares (year ended December 31, 2012 - 800,000 common shares) in the open market at an average price of $11.31 per share (year ended December 31, 2012 - $7.89 per share). The amount paid to acquire the shares over and above the average carrying value has been charged to retained earnings.